DEFERRED TAX - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Deferred Tax [Line Items]
Trading losses and other allowances	$ 1,491	$ 1,062
Tax effect of intangible assets	5,636	5,742
Tax effect of intangible liability	3,119	3,151
Unutilized Notional Interest Allowance
Disclosure Of Deferred Tax [Line Items]
Trading losses and other allowances unutilized	18,433
Trading losses and other allowances not recognized	6,083
Trading losses and other allowances	551
Trading Losses and Other Allowances
Disclosure Of Deferred Tax [Line Items]
Trading losses and other allowances unutilized	22,909
Trading losses and other allowances not recognized	18,994
Trading losses and other allowances	940
Management’s Performance Projections for 2022 - 2026
Disclosure Of Deferred Tax [Line Items]
Trading losses and other allowances unutilized		39,987
Trading losses and other allowances not recognized		34,129
Capital allowances	66,079	73,079
Capital allowance not recognized	$ 21,517	27,035
Ability to utilize capital allowance in recognition of deferred asset		$ 5,742